Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	Vampt America, Inc.
Entity Central Index Key	0001365022
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012